Schedule I - CONDENSED STATEMENT OF CASH FLOW (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ 85,252	$ 91,681	$ 79,947
INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	(269)	3,067	(38,450)
FINANCING ACTIVITIES
Net proceeds from issuance of Series A preferred units	13,065	38,659	110,924
Net proceeds from issuance of common units	1,029	4,563	0
Proceeds from long term debt	368,300	0	0
Repayment of long-term debt	(342,416)	(45,458)	(45,458)
Repayment of debt issuance cost	(5,797)	0	0
Repayment of amounts due to owners and affiliates	(34,000)	(17,500)	(58,705)
Proceeds from indemnifications received from Hoegh LNG	0	1,701	2,075
Repayment of indemnifications received from Hoegh LNG	(64)	(2,353)	(1,534)
Cash distributions to limited partners	(73,804)	(72,497)	(57,037)
Net cash provided by (used in) financing activities	(70,625)	(92,478)	(39,340)
Increase (decrease) in cash, cash equivalents and restricted cash	14,358	2,270	2,157
Cash, cash equivalents and restricted cash, beginning of period	45,454	43,281	41,124
Cash, cash equivalents and restricted cash, end of period	59,819	45,454	43,281
Reportable Legal Entities | Parent Company
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	33,130	42,401	6,862
INVESTING ACTIVITIES
Long-term loan due from subsidiaries	(286,233)	0	0
Expenditure for purchase of Hoegh Grace entities	0	0	(137,475)
(Increase) decrease in restricted cash designated for purchase of the Hegh Grace entities	0	0	91,768
Proceeds from investment in subsidiaries	0	0	12,202
Net cash provided by (used in) investing activities	(286,233)	0	(33,505)
FINANCING ACTIVITIES
Net proceeds from issuance of Series A preferred units	13,065	38,659	110,924
Net proceeds from issuance of common units	1,029	4,563	0
Proceeds from long term debt	368,300	0	0
Proceeds from loans and promissory notes due to owners and affiliates	3,500	5,400	25,730
Repayment of long-term debt	(19,198)	0	0
Repayment of debt issuance cost	(5,797)	0	0
Repayment of amounts due to owners and affiliates	(34,000)	(17,500)	(58,705)
Proceeds from indemnifications received from Hoegh LNG	0	1,701	2,075
Repayment of indemnifications received from Hoegh LNG	(64)	(2,353)	(1,534)
Cash distributions to limited partners	(73,804)	(72,497)	(57,037)
Net cash provided by (used in) financing activities	253,031	(42,027)	21,453
Increase (decrease) in cash, cash equivalents and restricted cash	(72)	374	(5,190)
Cash, cash equivalents and restricted cash, beginning of period	7,006	6,632	11,822
Cash, cash equivalents and restricted cash, end of period	$ 6,934	$ 7,006	$ 6,632